Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Percentage of preferential tax benefits and EIT rate and term description	The preferential tax rate will be expired at end of year 2022 and the EIT rate will be 25% from year 2023.
Deferred taxes
Accumulated tax losses	1,500,000	800,000
Accumulated net operating loss	$ 4,700,000	$ 1,200,000
Percentage of preferential value added tax	3.00%	3.00%
Domestic Tax Authority [Member]
Percentage of value added tax	13.00%
Dongguan Heng Sheng Wei Garments Co., Ltd [Member]
Percentage of preferential value added tax	13.00%
Logistic Company [Member]
Percentage of value added tax	9.00%
Minimum [Member]
Percentage on enterprise income tax	5.00%
Maximum [Member]
Percentage on enterprise income tax	15.00%
Hong Kong [Member]
Income tax rate	16.50%	16.50%
People's Republic of China [Member]
Federal statutory tax rate	25.00%	25.00%